26. EQUITY AND REMUNERATION TO SHAREHOLDERS (Details 7) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of changes in equity [abstract]
Beginning balance	R$ 744	R$ 864
Proposed dividends	1,482	764
Proposed dividends - Non-controlling interests	1
Withholding income tax on interest on capital	(50)	(35)
Dividends retained - Minas Gerais state government (Note 11)	(130)	(148)
Dividends paid	598	(701)
Ending balance	R$ 1,449	R$ 744